SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
Schedule Of operating income
	United States
	December 31, 2022	December 31, 2021
Sales	$597,255	$401,222
Lease operating costs	(173,327)	(134,684)
Depletion	(5,617)	(5,993)
Net operating income	$418,311	$260,545

Schedule Of Estimated Quantities of Proved Reserves
	United States
	December 31, 2022	December 31, 2021

Proved Developed, Producing	71,560	73,800
Proved Developed, Non-Producing	-	-
Total Proved Developed	71,560	73,800
Proved Undeveloped	-	-

Total Proved	71,560	73,800

Schedule Of Petroleum and Natural Gas Reserves
	December 31, 2022	December 31, 2021

Proved Developed Producing Reserves
Crude Oil (Bbls)	43,040	48,400
Natural Gas (Mcf converted into Boe)	28,520	25,400
NGL (Bbls)	-	-
Oil Equivalents (Boe)	71,560	73,800

Proved Developed Non-Producing Reserves
Crude Oil (Bbls)	-	-
Natural Gas (Mcf)	-	-
NGL (Bbls)	-	-
Oil Equivalents (Boe)	-	-

Proved Undeveloped Reserves
Crude Oil (Bbls)	-	-
Natural Gas (Mcf)	-	-
NGL (Bbls)	-	-
Oil Equivalents (Boe)	-	-

Proved Reserves
Crude Oil (Bbls)	43,040	48,400
Natural Gas (Mcf converted into Boe)	28,520	25,400
NGL (Bbls)	-	-
Oil Equivalents (Boe)	71,560	73,800

Schedule Of Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves
	United States
	December 31, 2022	December 31, 2021

Future cash inflows	$6,198,100	$3,889,900
Future production costs	(2,617,830)	(1,638,400)
Future development costs	-	-
Future income tax expense	-	-

Future net cash flows	3,580,270	2,251,500
10% annual discount for estimated timing of cash flows	(1,692,970)	(993,500)

Standardized measure of DFNCF	$1,887,300	$1,258,000

Schedule Of Changes in Standardized Measure of Discounted Future Net Cash Flows
	United States
	December 31, 2022	December 31, 2021

Balance - beginning	$1,258,000	$314,300
Net changes in prices and production costs	-	-
Net changes in future development costs	-	-
Sales of oil and gas produced, net	(423,928)	(266,538)
Extensions, discoveries and improved recovery	-	-
Purchases of reserves	-	-
Sales of reserves	-	-
Revisions of previous quantity estimates	114,972	(99,613)
Previously estimated development costs incurred	-	-
Net change in income taxes	-	181,718
Accretion of discount	188,730	125,800
Other	749,526	962,333

Balance - ending	$1,887,300	$1,258,000